Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of detailed information about property plant and equipment explanatory

A.	The following is a summary of the changes in carrying value of property, plant and equipment including right-of-use assets:

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2024	Rs.	4,309	Rs.	33,032	Rs.	107,701	Rs.	8,369	Rs.	2,268	Rs.	155,679
Additions		85		4,972		14,396		1,583		1,073		22,109
Disposals (2)		(133)		(3,502)		(6,092)		(1,720)		(598)		(12,045)
Effect of changes in foreign exchange rates		(18)		151		(463)		9		120		(201)
Balance as of March 31, 2025	Rs.	4,243	Rs.	34,653	Rs.	115,542	Rs.	8,241	Rs.	2,863	Rs.	165,542

Balance as on April 1, 2025	Rs.	4,243	Rs.	34,653	Rs.	115,542	Rs.	8,241	Rs.	2,863	Rs.	165,542
Additions		-		12,499		26,270		1,289		1,185		41,243
Disposals		-		(2,960)		(1,316)		(264)		(555)		(5,095)
Effect of changes in foreign exchange rates		103		648		1,493		209		243		2,696
Balance as of March 31, 2026	Rs.	4,346	Rs.	44,840	Rs.	141,989	Rs.	9,475	Rs.	3,736	Rs.	204,386

Accumulated Depreciation/Impairment loss
Balance as of April 1, 2024	Rs.	70	Rs.	15,654	Rs.	70,064	Rs.	6,456	Rs.	1,011	Rs.	93,255
Depreciation for the year		-		2,114		6,956		1,012		423		10,505
Impairment (2)		-		-		3		-		-		3
Disposals (2)		(73)		(3,323)		(6,000)		(1,283)		(345)		(11,024)
Effect of changes in foreign exchange rates		3		86		(244)		8		26		(121)
Balance as of March 31, 2025	Rs.	-	Rs.	14,531	Rs.	70,779	Rs.	6,193	Rs.	1,115	Rs.	92,618

Balance as of April 1, 2025	Rs.	-	Rs.	14,531	Rs.	70,779	Rs.	6,193	Rs.	1,115	Rs.	92,618
Depreciation for the year		-		2,619		8,446		1,090		615		12,770
Impairment (1)		35		375		716		85		-		1,211
Disposals (1.b)		-		(2,462)		(1,312)		(265)		(474)		(4,513)
Effect of changes in foreign exchange rates		2		297		1,175		175		87		1,636
Balance as of March 31, 2026	Rs.	37	Rs.	15,360	Rs.	79,704	Rs.	7,278	Rs.	1,343	Rs.	103,722
Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Net carrying value
As of March 31, 2024	Rs.	4,239	Rs.	17,378	Rs.	37,637	Rs.	1,913	Rs.	1,257	Rs.	62,424
As of March 31, 2025	Rs.	4,243	Rs.	20,122	Rs.	44,763	Rs.	2,048	Rs.	1,748	Rs.	72,924
Add: Capital-work-in-progress											Rs.	24,838
Less: Impairment of Capital-work-in-progress (2)												(1)
Total as of March 31, 2025											Rs.	97,761
As of March 31, 2026	Rs.	4,309	Rs.	29,480	Rs.	62,285	Rs.	2,197	Rs.	2,393	Rs.	100,664
Add: Capital-work-in-progress											Rs.	15,409
Less: Impairment of Capital-work-in-progress (1.b)												(144)
Total as of March 31, 2026											Rs.	115,930

(1)	Impairment losses recorded for the year ended March 31, 2026 include the following:

a.
Consequent to certain technical challenges in product development, the Company discontinued development of conjugated estrogen at its site in Middleburgh, New York and recorded an impairment loss of Rs.535 in the Company’s Global Generics segment representing the full carrying value of the property, plant and equipment at this site.

In addition, the Company recorded the following impacts in the consolidated income statements:

-	Inventory related provisions of Rs.260;
-	Other development program related wind down costs of Rs.129; and
-	Gain recognized under Other Income, net from the write back of liabilities no longer required of Rs.877.

b.
During the year ended March 31, 2026, the Company has decided to discontinue certain of its research and development programs associated with its
Chimeric Antigen Receptor T-cell (CAR-T) therapy portfolio in light of the current development status and recent clinical trial outcomes. Consequent to this decision, the Company has recognized a net loss of Rs.885 relating to property, plant and equipment (including Capital-work-in-progress and Right
-
of
-
use assets) in the Company's Global Generic segment.

In addition, the Company recorded the following impacts in the consolidated income statements:

-	Impairment of intangible assets Rs.406; and
-	Other development program related wind down costs under Selling, general and administrative expenses of Rs.59.

(2)
This represents the impairment loss recognized on additions made during the year in respect of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC, as the recoverable amount remained lower than the carrying amount. The subsidiary had been fully impaired during the previous year ended March 31, 2022.

During the year ended March 31, 2025, the Company divested its membership interest in this subsidiary and accordingly derecognized property, plant, and equipment that were fully depreciated and impaired. As a result, an amount of Rs.6,038 was reduced from both the gross carrying amount and accumulated depreciation.

(Refer to Note 22 of these consolidated financial statements for further details on the divestment of Dr. Reddy’s Laboratories Louisiana, LLC.)

Summary of detailed information about Right-of-Use Assets

Below are the carrying amounts of right-of-use assets recognized and the movements during the year included in the above property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2024	Rs.	85	Rs.	5,040	Rs.	3		82		1,171	Rs.	6,381
Additions		-		2,353		-		-		614		2,967
Disposals		-		(1,215)		(3)		(82)		(443)		(1,743)
Effect of changes in foreign exchange rates		2		140		-		-		1		143
Balance as of March 31, 2025	Rs.	87	Rs.	6,318	Rs.	-	Rs.	-	Rs.	1,343	Rs.	7,748

Balance as of April 1, 2025	Rs.	87	Rs.	6,318	Rs.	-	Rs.	-	Rs.	1,343	Rs.	7,748
Additions (1)		-		9,382		-		-		998		10,380
Disposals		-		(2,941)		-		-		(468)		(3,409)
Effect of changes in foreign exchange rates		16		330		-		-		61		407
Balance as of March 31, 2026	Rs.	103	Rs.	13,089		-		-	Rs.	1,934	Rs.	15,126

Accumulated Depreciation
Balance as of April 1, 2024	Rs.	-		2,732	Rs.	3	Rs.	38	Rs.	601	Rs.	3,374
Depreciation for the year		-		944		-		-		305		1,249
Disposals		-		(1,061)		(3)		(38)		(251)		(1,353)
Effect of changes in foreign exchange rates		-		52		-		-		(1)		51
Balance as of March 31, 2025	Rs.	-	Rs.	2,667	Rs.	-	Rs.	-	Rs.	654	Rs.	3,321

Balance as of April 1, 2025	Rs.	-	Rs.	2,667	Rs.	-	Rs.	-	Rs.	654	Rs.	3,321
Depreciation for the year		-		1,278		-		-		424		1,702
Impairment (2)		-		95		-		-		-		95
Disposals		-		(2,445)		-		-		(406)		(2,851)
Effect of changes in foreign exchange rates		-		80		-		-		36		116
Balance as of March 31, 2026		-	Rs.	1,702		-		-	Rs.	708	Rs.	2,410

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Net carrying value
As of April 1, 2024	Rs.	85	Rs.	2,308	Rs.	-	Rs.	44	Rs.	570	Rs.	3,007
As of March 31, 2025	Rs.	87	Rs.	3,651	Rs.	-	Rs.	-	Rs.	689	Rs.	4,427
As of March 31, 2026	Rs.	103	Rs.	11,414	Rs.	-	Rs.	-	Rs.	1,226	Rs.	12,743

Summary of detailed information about amounts recognized in Income statement for Right-of-Use Assets

The following are the amounts recognized in income statement:

	For the Year Ended March 31,
	2026		2025		2024
Depreciation expense of right-of-use assets	Rs.	1,702	Rs.	1,249	Rs.	1,143
Interest expense on lease liabilities		802		391		256